Net Loss Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net loss attributable to common stockholders	$ (6,941)	$ (2,391)	$ (39,671)	$ (30,064)
Weighted-average shares outstanding, basic	29,292,167	25,157,539	25,623,837	24,785,935
Weighted-average shares outstanding, diluted	29,292,167	25,157,539	25,623,837	24,785,935
Net loss per share, basic	$ (0.24)	$ (0.1)	$ (1.55)	$ (1.21)
Net loss per share, diluted	$ (0.24)	$ (0.1)	$ (1.55)	$ (1.21)